UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                                    --------

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:       March 31, 2011

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                            [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         DIAM International Ltd.

Address:                      One Friday Street, London, EC4M, 9JA,
                              United Kingdom

Form 13F File Number:         28-5881

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hideto Yamamoto

Title:            Chief Executive

Phone:            44-20-7090-3777

Signature, Place, and Date of Signing:

/s/ Hideto Yamamoto                 London, U.K.              April 29, 2011
-------------------                 ------------              -----------
 [Signature]                         [City, State]             [Date]

Report Type (Check only one.):
------------------------------



[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
--------------------       --------------------------------
28-7332                    DIAM Co., Ltd.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:	$           (thousands)

List of Other Included Managers:

No.	13F File Number		Name



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.






By:  /s/ Morikazu Fukui

Name: Morizaku Fukui
Title: Chief Executive